UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenhut Overseas, L.L.C.
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Address:   909 Third Avenue, 30th Floor
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           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-05238
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Member
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                    2/12/02
-----------------------             ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 11
                                            ---------------------------
Form 13F Information Table Value Total:     $        39,972
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 1              Name of Reporting Manager:  Greenhut Overseas, L.L.C.
                                                     -------------------------

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                                                                                  Item 6: Investment Discretion
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Item 1:                Item 2:   Item 3:  CUSIP   Item 4: Fair     Item 5:                        (b) Shared-  (c)
Name of Issuer         Title of  Number           Market Value     Shares or                      As Defined   Shared-
                       Class                                       Principal      (a) Sole        in Instr. V  Other
                                                                   Amount
-------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM       87509105         794,000          1,763,800      1,763,800
-------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM       22281N103        4,745,000        1,049,800      1,049,800
-------------------------------------------------------------------------------------------------------------------------
Florsheim Shoe Co.     COM       343302105        3,000            15,000         15,000
-------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.      COM       344849104        29,295,000       1,871,900      1,871,900
-------------------------------------------------------------------------------------------------------------------------
Genesis Worldwide      COM       37184G104        100              35,000         35,000
-------------------------------------------------------------------------------------------------------------------------
Heilig-Meyers Co.      COM       422893107        3,000            680,000        680,000
-------------------------------------------------------------------------------------------------------------------------
New Valley Corp        COM       649080504        634,000          160,000        160,000
-------------------------------------------------------------------------------------------------------------------------
Polaroid               COM       731095105        22,000           270,000        270,000
-------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM       783755101        2,806,000        255,051        255,051
                       CLA
-------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM       880349105        416,000          204,000        204,000
-------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM       909214108        1,254,000        100,000        100,000
-------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL
                                                  39,972,100
Table continued...

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                                       Item 8: Voting Authority (Shares)
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Item 1:                  Item 7:
Name of Issuer           Managers See
                         Instr. V      (a) Sole       (b) Shared     (c) None
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Bethlehem Steel                        1,763,600
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Covanta Energy                         1,049,800
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Florsheim Shoe Co.                     15,000
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Foot Locker, Inc.                      1,871,900
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Genesis Worldwide                      35,000
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Heilig-Meyers Co.                      680,000
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New Valley Corp                        160,000
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Polaroid                               270,000
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Ryerson Tull                           255,051
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Tenneco Automotive                     204,000
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Unisys Corp                            100,000
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COLUMN TOTAL